CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Current assets
Cash	$ 100,583	$ 9,865	$ 8,686
Prepaids and other receivables	14,328	5,764	1,838
Total current assets	114,911	15,629	10,524
Equipment	27,529	798	1,305
Unproved mineral properties	676,437	653,117	730,549
Total assets	818,877	669,544	742,378
Current liabilities
Accounts payable	43,108	239,098	216,926
Accrued liabilities	65,735	168,927	133,383
Due to related parties	38,738	7,282	1,849
Notes payable	15,509	24,451	27,019
Total current liabilities	163,090	439,758	379,177
Long-term notes to related parties	1,033,957	715,842	613,540
Withholding taxes payable	109,076	0	0
Total liabilities	1,306,123	1,155,600	992,717
Stockholders' deficit
Common stock value	41,217	41,217	37,504
Additional paid-in capital	9,132,068	9,132,068	8,968,677
Deficit	(9,603,307)	(9,584,892)	(9,263,300)
Accumulated other comprehensive income (loss)	(57,224)	(74,449)	6,780
Total stockholders' deficit	(487,246)	(486,056)	(250,339)
Total liabilities and stockholders' deficit	$ 818,877	$ 669,544	$ 742,378